Structured Entities and Derecognition of Financial Assets - Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
On-balance sheet assets at carrying value
Securities	$ 149,046	$ 121,310
Loans	410,322
On-balance sheet liabilities at carrying value
Deposits	17,011	11,224
Single seller and multi seller conduits [member]
On-balance sheet assets at carrying value
Securities	12
Loans	95
Assets	107	113
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	107
Liquidity, credit facilities and commitments	8,390
Maximum exposure to loss, net of hedges	8,497	7,250
Third party structured vehicles continuing [member]
On-balance sheet assets at carrying value
Securities	1,770
Loans	1,790
Assets	3,560	3,345
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	3,560
Liquidity, credit facilities and commitments	2,880
Maximum exposure to loss, net of hedges	6,440	5,703
Structured vehicles run-off [member]
On-balance sheet assets at carrying value
Securities	3
Assets	3	3
On-balance sheet liabilities at carrying value
Liabilities	107	112
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	3
Notional of written derivatives, less fair value losses	23
Liquidity, credit facilities and commitments	13
Less: hedges of investments, loans and written derivatives exposure	(27)
Maximum exposure to loss, net of hedges	12	13
Other [member]
On-balance sheet assets at carrying value
Securities	328
Investments in equity-accounted associates and joint ventures	12
Assets	340	332
On-balance sheet liabilities at carrying value
Deposits	303
Liabilities	303	302
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	340
Liquidity, credit facilities and commitments	140
Maximum exposure to loss, net of hedges	$ 480	$ 418